Share Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Note 12—Share Based Compensation
Successor
On December 23, 2021, the Company executed the Fathom Digital Manufacturing 2021 Omnibus Incentive Plan (the “2021 Omnibus Plan”) to encourage the profitability and growth of the Company through short-term and long-term incentives that are consistent with the Company’s objectives. The 2021 Omnibus Plan provides that the Company may grant options, stock appreciation rights, restricted shares, restricted stock units, performance-based awards (including performance-based restricted shares and restricted stock units), other share-based awards, other cash-based awards, and any combination of the foregoing.
In connection with the closing of the Business Combination on December 23, 2021, all vested time-based phantom unit awards issued under the Combined Phantom Plan outstanding immediately prior to the closing of the Business Combination were cancelled and replaced with grants of restricted Shares of Class A common stock, issued under the 2021 Omnibus Plan. These newly issued restricted shares will vest upon the Company filing an effective registration statement on Form
S-8
with the SEC, subject to the continued service of the applicable recipient through such date.
Also, in connection with the closing of the Business Combination, all unvested time-based phantom unit awards issued under the Combined Phantom Plan outstanding immediately prior to the closing of the Business Combination were cancelled and replaced with grants of time-based restricted stock units issued under the 2021 Omnibus Plan. These new issued time-based restricted stock units vest based on what the remaining vest period was under the original award issued under the Combined Phantom plan immediately prior to the Business Combination.
Also, in connection with the closing of the Business Combination, all performance-based phantom unit awards issued under the Combined Phantom Plan outstanding immediately prior to the closing of the Business Combination were cancelled and replaced with grants of performance-based restricted stock units, issued under the 2021 Omnibus Plan. These new issued performance-based restricted stock units vest when and if the CORE-affiliated limited partnerships (the “CORE Investors”) meet certain “sell-down” thresholds related to the Class A Common stock held by both CORE Investors and affiliates of the CORE Investors as a result of the Business Combination and prior to any sell-downs. The sell-down thresholds are referred to as a “Investor Cumulative Sale Percentage Threshold”. The performance-based awards vest in 25%, 25%, and 50% increments only when an Investor Cumulative Sale Percentage Threshold of 60%, 80%, and 95% respectively, are met. No such Investor Cumulative Sale Percentage Thresholds were reached in the 2021 Successor Period.
In accordance with ASC 718 “Stock Compensation”, both the time-based awards and the performance-based awards that were cancelled and concurrently replaced with awards issued under the 2021 Omnibus Plan are subject to modification accounting. In accordance with ASC 718, the awards are treated as if they are new awards issued as of December 23, 2021.
The following table summarizes the activity related to awards issued by the Company in the 2021 Successor Period under the 2021 Omnibus Plan.

Successor	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 23, 2021	—	—
Granted	6,472,617	$8.21
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2021	6,472,617	$9.53

The fair value of the time-based and performance-based awards issued under the 2021 Omnibus Plan were valued using the closing stock price for the Company’s Class A common stock on December 23, 2021 (i.e., the grant date), less a discount for lack of marketability (“DLOM”) due to certain transfer restrictions applicable to the awards.
The closing stock price at the end of business of December 23, 2021 was $10.53 and the DLOM was determined to be $2.84 per share, therefore, the fair value per award granted was determined to be $7.69 per share. The DLOM was calculated using an average of two valuation techniques; an Asian put model and a Finnerty model. The assumptions included in these models include a risk free rate ranging from 0.07% to 0.97%, volatility ranging from 75.4% to 107.8%, and a dividend yield of 0%. The weighted average term utilized for the DLOM is 2.4 years.

Due to the application of modification accounting under ASC 718, the time-based awards were determined to have a grant date fair value of $10.00 per award, which is the fair value of the time-based awards immediately prior to being modified. Since the fair value of the time-based awards immediately after being modified was determined to be $7.69 per award as discussed above, the higher fair value per award is utilized as the grant date fair value for the time-based awards granted on December 23, 2021. The performance-based awards were determined to have a grant date fair value of $7.69 per award in accordance with modification accounting under ASC 718 since, immediately prior to being modified, the performance condition underlying the performance-based awards was not yet considered probable. The weighted average grant date fair value of all awards granted on December 23, 2021 is $8.21 per award.
The share based compensation recognized in the 2021 Successor Period is $139.
As of the December 31, 2021 (Successor), there was $5,800 of total unrecognized compensation cost related to the awards issued under the 2021 Omnibus Plan. The cost was expected to be recognized over a weighted average period of 2.8 years. No awards issued under the 2021 Omnibus Plan vested in the 2021 Successor Period. There were no cash payments related to the 2021 Omnibus Plan awards made during the 2021 Successor Period.
The Company’s accounting policy is to record forfeitures as they occur, however there were no forfeitures of any awards in the 2021 Successor Period.
Predecessor
Prior to July 15, 2021, Fathom OpCo’s operating subsidiaries, MCT Holdings and Incodema Holdings, maintained the MCT Group Holdings, LLC 2019 Phantom Equity Bonus Plan (the “MCT Phantom Plan”) and the Incodema Holdings LLC 2020 Phantom Equity Bonus Plan, respectively, (the “Incodema Phantom Plan”, together with the MCT Phantom Plan, the “Prior Phantom Plans”).
The awards under both the Prior Phantom Plans had two vesting components: (1) time vesting and; (2) performance vesting. A quarter (25%) of the awards vested ratably, in equal installments, on each of first four vesting commencement date anniversaries. The remaining three-quarters (75%) of the awards vest if the MCT Holdings and Incodema Holdings investors realized a Multiple on Invested Capital (“MOIC”) of at least 2x upon the consummation of such sale of each company.
The awards are representative of a portion of a phantom bonus pool that is created upon a change in control of Fathom OpCo, allowing for a phantom bonus pool of up to 10% of the proceeds attributable to the Class A and Class B common units of Fathom OpCo upon a change of control, so long as the CORE investors realize a MOIC of at least 2x for each respective company.
The awards issued under the Prior Phantom Plans were within the scope of ASC 718 and were equity-classified.
In the 2020 Predecessor Period, the total share-based compensation expense related to the time-based awards issued under the Prior Phantom Plans was $34. No compensation cost related to the performance-based awards issued under the Prior Phantom Plans was recognized in the 2020 Predecessor Period since the performance-based awards’ performance condition was never met and thus no performance-based awards issued under the Prior Phantom Plans ever vested.
On July 15, 2021, the Prior Phantom Plans and all awards outstanding thereunder were terminated and replaced by a single phantom equity plan (the “Combined Phantom Plan”) sponsored by Fathom OpCo. The new awards issued under the Combined Phantom Plan retained identical vesting provisions for both the time-based and performance-based awards as those that existed under the Prior Phantom Plans; however, the awards issued under the Combined Phantom Plan also included additional separate vesting conditions if Fathom OpCo completed a business combination with a special purpose acquisition company. Due to the change in vesting conditions, the cancellation of the Prior Phantom Plan awards and their concurrent replacement with Combined Phantom Plan awards was accounted for as a modification of share-based awards under ASC 718.
Since
 the performance-based awards were subject to modification accounting under ASC 718, the performance-based awards were considered an improbable-to-improbable
modification and thus the grant date fair value of the performance based-awards was reset as of the modification date which was July 15, 2021. The time-based awards were also considered subject to modification accounting, however the time-based awards were considered a probable-to-probable
modification whereby the original grant date fair value of the award is retained for accounting purposes. For both the modified time-based and performance based awards, the fair value of the original award and the fair value of the modified award were deemed to have the same fair value as there were no changes to the inputs in the calculation of fair value of the awards. As such, there was no incremental fair value that needed to be recognized for either the time-based or performance-based awards as a result of modification accounting for such awards.
For the 2021 Predecessor Period, the share-based compensation related to awards under both the Prior Phantom Plans and the Combined Phantom Plans totaled $2,649. All compensation recorded in Predecessor Periods relates to time-based awards, as no performance-based awards ever vested under either the Prior Phantom Plans or the Combined Phantom Plan.
The fair value of awards granted under the Prior Phantom Plans was determined based on an equity valuation of MCT Holdings and Incodema Holdings as of the date that the award was granted. As discussed previously, the Prior Phantom Plan time-based awards that were cancelled and replaced with Combined Phantom Plan awards on July 15, 2021 were considered probable-to-probable
modifications and therefore the original grant date fair value was retained for purposes of determining the stock compensation expense to be recognized in the 2021 Predecessor Period.
As of December 31, 2020 (Predecessor), there was $554 of total unrecognized compensation cost related to the Prior Phantom Plan Units. The cost was expected to be recognized over a weighted average period of 2.8 years. The total fair value of shares vested during the 2020 Predecessor Period was $34. No cash payments related to the Phantom Units were made during the 2020 Predecessor Period.
Fathom OpCo’s accounting policy was to record forfeitures as they occur, however there were no forfeitures of any awards in the Predecessor Periods.
A summary of the activity in the plan for the 2020 Predecessor Period is as follows:

	Shares	Weighted Average Grant Date Fair Value

Non-vested at January 1, 2020	4,000	$515.09
Granted	5,356	358.15
Vested	(313)	570.20
Forfeited	—	—

Non-vested at December 31, 2020	9,043	$420.02

A summary of the activity in the plans for the 2021 Predecessor Period is as follows:

	Shares	Weighted Average Grant Date Fair Value

Non-vested at January 1, 2021	$9,043	$420.02
Granted	14,346	1,529.06
Vested	(1,115)	1,930.42
Forfeited	(10,706)	888.81

Non-vested at December 22, 2021	11,568	$1,217.42